Schedule I- Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Schedule I- Condensed Financial Information of Registrant

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

(in thousands of U.S. dollars)	Year ended December 31,	April 28 to December 31,
	2015	2014
Total revenue	$—	$13,269
EXPENSES
Administrative expenses	(6,089)	(1,718)
Equity in earnings of subsidiaries	26,118	1,086
Equity in earnings (losses) of joint ventures	17,123	(2,158)
Interest income	6,267	3,243
Interest expense	(2,140)	(467)
Net income	41,279	13,255
Share of subsidiaries unrealized gains (losses) on cash flow hedges	1,329	(2,293)
Share of subsidiaries income tax benefit (expense)	(395)	17
Comprehensive income	$42,213	$10,979

See accompanying notes to condensed financial statements.

CONDENSED BALANCE SHEETS

	As of December 31,
(in thousands of U.S. dollars)	2015	2014
Current assets
Cash	$13,082	$27,155
Promissory note to subsidiaries	123,248	123,248
Demand note due from owner	—	143,241
Prepaid expenses and other receivables	96	—
Total current assets	136,426	293,644
Investments in subsidiaries	204,249	3,199
Total assets	$340,675	$296,843
LIABILITIES AND PARTNERS’ CAPITAL
Trade Payables	283	155
Amounts due to owners and affiliates	560	213
Loans and promissory notes due to owners and affiliates	47,287	467
Accrued liabilities and other payables	240	—
Total current liabilities	$48,370	$835
Accumulated losses of joint ventures	42,507	59,630
Total liabilities	90,877	60,465
Total partners' capital	249,798	236,378
Total liabilities and partners' capital	$340,675	$296,843

See accompanying notes to condensed financial statements.

Schedule I- Condensed Financial Information of Registrant

CONDENSED STATEMENT OF CASH FLOWS

(in thousands of U.S. dollars)	Year ended December 31,	April 28 to December 31,
	2015	2014
Net cash provided by operating activities	$10,252	$11,981

INVESTING ACTIVITIES
Demand note due from owner	—	(140,000)
Proceeds from investment in subsidiaries	4,600
Net cash provided by (used in) investing activities	4,600	(140,000)

FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	—	203,467
Cash from proceeds of initial public offering distributed to Höegh LNG	—	(43,467)
Proceeds from indemnifications received from Höegh LNG	6,596	—
Cash distributions to unitholders	(35,524)	(4,826)
Net cash provided by (used in) financing activities	(28,928)	155,174

Increase (decrease) in cash and cash equivalents	(14,076)	27,155
Cash and cash equivalents, beginning of period	27,155
Cash and cash equivalents, end of period	$13,079	$27,155

See accompanying notes to condensed financial statements.

1. Basis of presentation

Höegh LNG Partners LP – Parent company is a Marshall Islands limited partnership formed on April 28, 2014.

In the parent-only financial statements, the investment in subsidiaries and investment in joint ventures are stated at cost plus equity in undistributed earnings of subsidiaries and accumulated losses in joint ventures since the date of acquisition and the closing of the initial public offering of Höegh LNG Partners LP (the “Partnership”) on August 12, 2014. The Partnership’s share of net income of its unconsolidated subsidiaries and joint ventures is included in the condensed income statement using the equity method. The Parent company’s financial statements should be read in conjunction with the Partnership’s consolidated and combined carve-out financial statements contained elsewhere in the Partnership’s Report on Form 20-F for the year ended December 31, 2015.

2. Dividends

A cash dividend of $8.4 million was paid to the Parent company from its consolidated subsidiaries for the year ended December 31, 2015. No dividend was paid for the year ended December 31, 2014.